SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2024 Shares $ / shares
2.36 - 10 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	286,731
Weighted average remaining contractual life (in Yrs.)	9 years 3 months 18 days
Weighted average exercise price | $ / shares	$ 3.93
10.20 - 20 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	129,069
Weighted average remaining contractual life (in Yrs.)	5 years 11 months 23 days
Weighted average exercise price | $ / shares	$ 11.8
22.26 - 40.22 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	87,718
Weighted average remaining contractual life (in Yrs.)	5 years 10 days
Weighted average exercise price | $ / shares	$ 27.22
48.80 – 76.19 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	68,470
Weighted average remaining contractual life (in Yrs.)	2 years 6 months 25 days
Weighted average exercise price | $ / shares	$ 54.2
103.40 – 108.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	22,100
Weighted average remaining contractual life (in Yrs.)	2 months 23 days
Weighted average exercise price | $ / shares	$ 107.5
Exercise Price Range Net Member
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	594,088
Weighted average remaining contractual life (in Yrs.)	6 years 9 months 29 days
Weighted average exercise price | $ / shares	$ 18.72